Borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	€ 4,582	€ 4,292
Interest expense	290	290
Liabilities arising from financing activities, end of the period	4,872	4,582
Lease liability
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	12,634	15,442
Repayment	(1,905)	(1,582)
Effect of lease amendments	363	(1,226)
Liabilities arising from financing activities, end of the period	€ 11,092	€ 12,634